Reserves - Dividend distributions - (Details) - USD ($) $ / shares in Units, $ in Thousands																																																				12 Months Ended
	Jan. 04, 2021	Dec. 09, 2020	Nov. 30, 2020	Nov. 09, 2020	Oct. 01, 2020	Sep. 16, 2020	Aug. 27, 2020	Aug. 04, 2020	Jul. 01, 2020	May 28, 2020	May 14, 2020	May 06, 2020	Apr. 01, 2020	Mar. 12, 2020	Feb. 05, 2020	Jan. 02, 2020	Dec. 31, 2019	Dec. 14, 2019	Nov. 21, 2019	Nov. 14, 2019	Nov. 05, 2019	Oct. 01, 2019	Sep. 17, 2019	Aug. 22, 2019	Jul. 31, 2019	Jul. 01, 2019	May 23, 2019	May 10, 2019	May 02, 2019	Apr. 01, 2019	Mar. 14, 2019	Mar. 07, 2019	Feb. 13, 2019	Jan. 02, 2019	Dec. 17, 2018	Nov. 28, 2018	Nov. 21, 2018	Nov. 15, 2018	Oct. 31, 2018	Oct. 01, 2018	Sep. 13, 2018	Aug. 23, 2018	Aug. 01, 2018	Jul. 02, 2018	May 24, 2018	May 11, 2018	May 03, 2018	Apr. 02, 2018	Mar. 15, 2018	Mar. 08, 2018	Feb. 15, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Dividend distributions
Dividend amount paid																																																				$ 35,698	$ 89,310	$ 90,074
Common shares/units
Dividend distributions
Dividend per share (in dollars per share)				$ 0.05				$ 0.05				$ 0.05			$ 0.15			$ 0.38			$ 0.15				$ 0.15				$ 0.15				$ 0.15			$ 0.40			$ 0.15				$ 0.15				$ 0.15				$ 0.14
Dividend amount paid			$ 4,759				$ 4,758			$ 4,035				$ 12,082			$ 30,731		$ 12,129					$ 12,129			$ 12,129				$ 12,129				$ 32,342		$ 12,126					$ 12,122			$ 12,120				$ 11,300
Preference shares/units
Dividend distributions
Dividend per share (in dollars per share)		$ 0.546875				$ 0.546875					$ 0.546875			$ 0.546875						$ 0.546875			$ 0.546875					$ 0.546875				$ 0.546875						$ 0.546875			$ 0.546875					$ 0.546875				$ 0.546875
Dividend amount paid	$ 2,516				$ 2,516				$ 2,516				$ 2,516			$ 2,516						$ 2,516				$ 2,515				$ 2,516				$ 2,516						$ 2,516				$ 2,516				$ 2,516